Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2024
Receivables from contracts with customers [abstract]
Schedule of disaggregation of revenue	The following presents our earned revenue disaggregation for our five largest industry verticals:

Years Ended December 31 (millions)	2024	2023	2022
Tech and Games	$1,121	$1,181	$1,148
Communications and Media	661	645	580
eCommerce and FinTech	256	286	292
Healthcare	190	159	58
Banking, Financial Services and Insurance	157	150	159
All others(1)	273	287	231
	$2,658	$2,708	$2,468
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(1)All others includes, among others, travel and hospitality, energy and utilities, retail, and consumer packaged goods industry verticals.
The following table presents our earned revenue disaggregated by geographic region, based on location of our delivery centre or where service was provided, for the following periods:

Years Ended December 31 (millions)	2024	2023	2022
Europe	$781	$821	$880
North America	757	793	621
Asia-Pacific	606	631	591
Central America and others(1)	514	463	376
	$2,658	$2,708	$2,468
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(1)Others includes South America and Africa geographic regions.